Appendix 7 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Details Of Due Dates Of Payments To Suppliers [Abstract]
Summary of Details of Due Dates of Payments to Suppliers

This appendix forms an integral part of the Group’s financial statements.

	Balance as of				Balance as of				Balance as of
Suppliers with Payments Up-to-Date	12-31-2017				12-31-2016				´01-01-2016
	Goods	Services	Other	Total	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	-	151,741	527,694	679,435	-	160,571	231,474	392,045	-	151,291	253,025	404,316
From 31 to 60 days	-	18,421	90,478	108,899	-	19,314	34,371	53,685	-	18,364	23,159	41,523
From 61 to 90 days	-	-	6,284	6,284	-	-	1,815	1,815	-	-	-	-
From 91 to 120 days	-	-	1,592	1,592	-	-	511	511	-	-	-	-
From 121 to 365 days	-	-	15,932	15,932	-	-	9,039	9,039	-	-	-	-
More than 365 days	-	-	278,427	278,427	-	-	2,539	2,539	-	-	3,208	3,208

Total	-	170,162	920,407	1,090,569	-	179,885	279,749	459,634	-	169,655	279,392	449,047

	Balance as of				Balance as of				Balance as of
Suppliers with Payments Overdue	12-31-2017				12-31-2016				´01-01-2016
	Goods	Services	Other	Total	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	-	-	-	-	-	-	9,857	9,857	-	-	14,433	14,433
From 31 to 60 days	-	-	-	-	-	-	-	-	-	-	-	-
From 61 to 90 days	-	-	-	-	-	-	-	-	-	-	-	-
From 91 to 120 days	-	-	-	-	-	-	9,669	9,669	-	-	-	-
From 121 to 365 days	-	-	-	-	-	-	14,482	14,482	-	-	-	-
More than 365 days	-	-	94,718	94,718	-	-	99,782	99,782	-	-	123,221	123,221

Total	-	-	94,718	94,718	-	-	133,790	133,790	-	-	137,654	137,654